Intangible Assets (Total Book Value of Intangible Assets ) (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Intangible assets and goodwill [abstract]
Intangible assets having a defined useful life	$ 333	$ 317
Intangible assets having an indefinite useful life	534	353
Total intangible assets	$ 867	$ 670